CAPITAL DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about capital

	2018	2017
Long-term debt, net (1)	$20,522	$22,321
Total shareholders’ equity	$31,974	$31,653
Debt to book capitalization	39%	41%

(1)	Includes the current portion of long-term debt, net of cash and cash equivalents.